SUPPLEMENT DATED AUGUST 29, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2014

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2014 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio – All references to Batterymarch Financial Management, Inc. are deleted and replaced with the following: QS Batterymarch Financial Management, Inc.

Disclosure Changes to the Fund Summaries section

Floating Rate Income Portfolio – The third and fourth paragraph in the Principal Investment Strategies subsection are deleted and replaced with the following:

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or if unrated, are of comparable quality as determined by the Manager. Such non-investment grade debt instruments may include those that are stressed, distressed or in default.

Emerging Markets Debt Portfolio – To further assist in performance comparison, a composite benchmark has been added. In the Performance subsection, the first sentence is deleted and replaced with the following:

The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index, the J.P. Morgan EMBI Global Diversified Index. To further assist in performance comparison, the returns of the J.P. Morgan ELMI+ Index and the J.P. Morgan GBI-EM Global Diversified Index are also shown in the table as well as an Emerging Markets Debt Composite Benchmark comprised of 50% J.P. Morgan EMBI Global Diversified Index, 25% J.P. Morgan ELMI+ Index and 25% J.P. Morgan GBI-EM Global Diversified Index.

In addition, in the same subsection, the “Average Annual Total Returns” table is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2013)	1 year	Since Inception
Class I (incepted April 30, 2012)	(6.44%)	2.07%
Class P (incepted April 30, 2012)	(6.25%)	2.27%
J.P. Morgan EMBI Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(5.25%)	2.99%
J.P. Morgan ELMI+ Index (reflects no deductions for fees, expenses or taxes)	(2.04%)	(0.43%)
J.P. Morgan GBI-EM Global Diversified Index (reflects no deductions for fees, expenses or taxes)	(8.98%)	(1.69%)
Emerging Markets Debt Composite Benchmark (reflects no deductions for fees, expenses or taxes)	(5.37%)	1.00%

Technology Portfolio – The fifth sentence in the first paragraph in the Principal Investment Strategies subsection is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in companies focused on pharmaceuticals, medical technology equipment, biotechnology, genomics, proteomics, and healthcare services, which are considered by the Fund to be technology-related companies.